Benefit Plans and Other Postretirement Benefits (Details 4)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Target allocations
Target allocation of plan assets in equity securities, low end of the range	47.00%
Target allocation of plan assets in equity securities, high end of the range	73.00%
Target allocation of plan assets in U.S. equity securities, low end of the range	34.00%
Target allocation of plan assets in U.S. equity securities, high end of the range	51.00%
Minimum [Member]
Target allocations
Aon Hewitt above median yield curve discount rate (in years)	0.5
Maximum [Member]
Target allocations
Aon Hewitt above median yield curve discount rate (in years)	99
Pension Benefits
Significant assumptions used to calculate NRG's benefit obligations
Discount rate	4.98%	5.47%
Rate of compensation increase, low end of the range	4.00%	4.00%
Rate of compensation increase, high end of the range	4.50%	4.50%
Significant assumptions used to calculate NRG's benefit expense
Discount rate	5.47%	5.93%	6.88%
Expected return on plan assets		7.50%	7.50%
NRG's pension plan assets weighted average allocation
U.S. equity, low end of the range	33.50%	33.50%
U.S. equity, high end of the range	50.50%	50.50%
International equity, low end of the range	13.50%	13.50%
International equity, high end of the range	22.50%	22.50%
U.S. fixed income, low end of the range	30.00%	30.00%
U.S. fixed income, high end of the range	50.00%	50.00%
Pension Benefits | Minimum [Member]
Significant assumptions used to calculate NRG's benefit expense
Expected return on plan assets	7.25%
NRG's pension plan assets weighted average allocation
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.00%	4.00%	4.00%
Pension Benefits | Maximum [Member]
Significant assumptions used to calculate NRG's benefit expense
Expected return on plan assets	7.50%
NRG's pension plan assets weighted average allocation
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.50%	4.50%	4.50%
Other Postretirement Benefits
Significant assumptions used to calculate NRG's benefit obligations
Discount rate	5.18%	5.77%
Health care trend rate	8.00%	8.00%
Health care trend rate, ultimate cost trend rate	5.00%	5.00%
Significant assumptions used to calculate NRG's benefit expense
Discount rate	5.77%	6.14%	6.88%
Expected return on plan assets	0.00%	0.00%	0.00%
Health care trend rate	8.00%	9.50%	9.50%
Health care trend rate, ultimate cost trend rate	5.00%	5.50%	5.50%
NRG's pension plan assets weighted average allocation
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.00%	0.00%	0.00%